Leases - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Expense relating to variable lease payments not included in measurement of lease liabilities	$ 10.7	$ 8.7
Expense relating to short-term leases for which recognition exemption has been used	1.5	2.2
Lease liabilities	77.5	52.6	$ 38.9
Impairment loss recognised in profit or loss, right-of-use assets	$ 0.7	$ 5.2
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16	6.45%	5.16%
155 Bishopsgate, London
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	$ 36.6	$ 8.8
Chicago, New Jersey and Virginia
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Impairment loss recognised in profit or loss, right-of-use assets	$ 0.7	4.8
190 South LaSalle, Chicago
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Impairment loss recognised in profit or loss, right-of-use assets		0.3
Clark Plaza, New Jersey
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Impairment loss recognised in profit or loss, right-of-use assets		0.1
Patterson Avenue, Virginia
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Impairment loss recognised in profit or loss, right-of-use assets		0.1
150 Martingale, Chicago
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Impairment loss recognised in profit or loss, right-of-use assets		$ 0.1
Asia Square Towers, Singapore
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Option to extend, remaining lease term	3 years
ICBC Tower, Hong Kong
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Option to extend, remaining lease term	3 years
45th Street, New York
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Option to extend, remaining lease term	5 years
Montreal
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Option to extend, remaining lease term	5 years
Embarcadero Center, San Francisco
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Option to extend, remaining lease term	5 years